Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (4,035)	¥ (27,800)	¥ (670,087)	¥ (60,884)